Preferred Stock (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 22, 2021	Oct. 21, 2021	Sep. 30, 2019	Aug. 31, 2019
Class of Stock [Line Items]
Shares authorized	10,000,000	10,000,000	10,000,000	10,000,000			50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Outstanding	0	0	0		17,750,882	8,000,000
Preferred stock converted into common stock				8,259,505
Preferred Stock, Convertible, Terms	The effective conversion rate as of December 31, 2020 was 1:1	The effective conversion rate as of December 31, 2020 was 1:1.
Gross proceed			$ 9,900,206
Common Stock [Member]
Class of Stock [Line Items]
Gross proceed	$ 20,000,000	$ 20,000,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized							6,615,000
Preferred Stock, Par or Stated Value Per Share							$ 1
Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized							2,525,800
Preferred Stock, Par or Stated Value Per Share							$ 1.88
Series A-2 Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized							4,039,963
Preferred Stock, Par or Stated Value Per Share							$ 3
Series A-2A Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized							3,333,333
Preferred Stock, Par or Stated Value Per Share							$ 3
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Shares authorized							8,571,429
Preferred Stock, Par or Stated Value Per Share							$ 3.5